VARIABLE INTEREST ENTITIES (Details) (USD $) In Millions, unless otherwise specified								3 Months Ended	12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Mar. 31, 2014 Consolidated VIE's item	Dec. 31, 2013 Consolidated VIE's item	Dec. 31, 2012 Consolidated VIE's	Mar. 31, 2014 Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG	Dec. 31, 2013 Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG	Dec. 31, 2012 Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG	Mar. 31, 2014 Sasol Huntsman GmbH and Co. KG	Mar. 31, 2011 Sasol Huntsman GmbH and Co. KG
Identification of variable interest entities through investments and transactions
Number of joint ventures								4	4
Assets and liabilities of VIE
Current assets	$ 4,453		$ 4,446		$ 4,192						$ 180	$ 147	$ 163
Property, plant and equipment, net	3,735	[1]	3,759	[1],[2]	3,656	[2]	3,510	363	369	378	363	369	378
Other noncurrent assets	467	[1]	458	[1],[2]	366	[2]		30	28	28	77	76	61
Deferred income taxes	240		243		229						28	28	45
Intangible assets, net	83	[1]	88	[1],[2]	70	[2]		16	17	19	16	17	19
Goodwill	130		131		117						16	16	16
Total assets	9,393		9,411		8,870		8,330				680	653	682
Current liabilities	2,342		2,283		2,313						359	330	348
Long-term debt	3,621	[1]	3,633	[1],[2]	3,414	[2]		59	64	77	65	72	82
Deferred income taxes	282		303		170						9	9	8
Other noncurrent liabilities	914	[1]	938	[1],[2]	1,157	[2]		43	45	101	43	45	102
Total liabilities	$ 7,871		$ 7,936		$ 7,653						$ 476	$ 456	$ 540
Noncontrolling interest (as a percent)	100.00%		100.00%											50.00%	50.00%

[1]	At March 31, 2014 and December 31, 2013, respectively, $34 and $39 of cash and cash equivalents, $9 each of restricted cash, $47 and $41 of accounts and notes receivable (net), $64 and $54 of inventories, $4 and $3 of other current assets, $363 and $369 of property, plant and equipment (net), $16 and $17 of intangible assets (net), $30 and $28 of other noncurrent assets, $85 and $73 of accounts payable, $30 and $32 of accrued liabilities, $179 and $183 of current portion of debt, $59 and $64 of long-term debt, and $43 and $45 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."